Share Based Payments - Equity Incentive Plan - Non-vested Share Awards	12 Months Ended
Dec. 31, 2014
Share Based Payments - Equity Incentive Plan - Non-vested Share Awards [Abstract]
Share Based Payments - Equity Incentive Plan - Non-vested Share Awards

13.Share Based Payments

Equity incentive plan – October 11, 2006

On October 11, 2006, the Company adopted an equity incentive plan, under which the officers, key employees and directors of the Company will be eligible to receive options to acquire shares of Class A common shares. The Board of Directors administers the plan. Under the terms of the plan, the Board of Directors are able to grant new options exercisable at a price per Class A common share to be determined by the Board of Directors but in no event less than fair market value as of the date of grant. The plan also permits the Board of Directors to award non-vested share units, non-qualified options, stock appreciation rights and non-vested shares.

On March 26, 2014, the Company’s Board of Directors approved to cancel the remaining Class A common shares reserved for issuance under the equity incentive plan.

Equity incentive plan – March 26, 2014

On March 26, 2014, the Company adopted an equity incentive plan, under which the officers, key employees and directors of the Company will be eligible to receive options to acquire shares of Class A common shares. A total of 2,000,000 Class A common shares were reserved for issuance under the plan. The Board of Directors administers the plan. Under the terms of the plan, the Board of Directors are able to grant new options exercisable at a price per Class A common share to be determined by the Board of Directors but in no event less than fair market value as of the date of grant. The plan also permits the Board of Directors to award non-vested share units, non-qualified options, stock appreciation rights and non-vested shares.

(a)Options

As of December 31, 2013 and 2014, there were 2,800 options with an exercise price of $120.00 outstanding and exercisable, which vested in 2010. Their weighted average remaining contractual life was 1.89 years as of December 31, 2014.

There were no unvested share options as of December 31, 2013 and 2014.

(b)Non-vested share awards

Until the forfeiture of any non-vested share award, all non-vested share awards regardless of whether vested, the grantee has the right to vote such non-vested share awards, to receive and retain all regular cash dividends paid on such non-vested share awards with no obligation to return the dividend if employment ceases and to exercise all other rights provided that the Company will retain custody of all distributions other than regular cash dividends made or declared with respect to the non-vested share awards. All share awards are conditioned upon the option holder's continued service as an employee of the Company, or a director through the applicable vesting date. The Company estimates the forfeitures of non-vested share awards to be immaterial. The Company will, however, re-evaluate the reasonableness of its assumption at each reporting period.

The accounting guidance relating to the Share based payments describes two generally accepted methods of accounting for non-vested share awards with a graded vesting schedule for financial reporting purposes: 1) the "accelerated method", which treats an award with multiple vesting dates as multiple awards and results in a front-loading of the costs of the award and 2) the "straight-line method" which treats such awards as a single award. Management has selected the straight-line method with respect to the non-vested share awards because it considers each non-vested share award to be a single award and not multiple awards, regardless of the vesting schedule. Additionally, the "front-loaded" recognition of compensation cost that results from the accelerated method implies that the related employee services become less valuable as time passes, which management does not believe to be the case. The grant date fair value is considered to be the average between the relevant highest and lowest price recorded on the grant date.

The details of the non-vested share awards as of December 31, 2014, are outlined as follows:

Equity incentive plan – October 11, 2006

Grant date	Final Vesting date	Total shares granted	Grant date fair value	Shares cancelled	Shares vested	Non-vested share awards
November 26, 2013	December 31, 2015	200,000	$5.165	-	100,000	100,000
November 26, 2013	December 31, 2015	12,000	$5.165	-	6,000	6,000
December 19, 2013	December 31, 2015	16,000	$6.380	-	8,000	8,000
January 31, 2014	December 31, 2015	32,000	$6.670	3,000	14,500	14,500
TOTAL		260,000		3,000	128,500	128,500

Equity incentive plan – March 26, 2014

Grant date	Final Vesting date	Total shares granted	Grant date fair value	Shares cancelled	Shares vested	Non-vested share awards
December 10, 2014	December 31, 2016	200,000	$2.440	-	-	200,000
December 10, 2014	December 31, 2016	20,000	$2.440	-	-	20,000
TOTAL		220,000		-	-	220,000

A summary of the activity for non-vested share awards for the year ended December 31, 2014 is as follows:

	Number of Shares	Weighted Average Fair Value
Non-vested, December 31, 2013	339,000	$4.75
Granted	252,000	3.64
Cancelled	(3,000)	6.67
Vested	(239,500)	4.63
Non-vested, December 31, 2014	348,500	$4.15

The remaining unrecognized compensation cost amounting to $1,189,936 as of December 31, 2014, is expected to be recognized over the remaining weighted average period of 1.3 year, according to the contractual terms of those non-vested share awards.

On February 26, 2015, 70,000 non-vested Class A common shares were granted to employees of Allseas, with a grant date fair value of $1.865 per share, which will vest ratably over a two-year period commencing on December 31, 2015.

On March 17, 2015, 30,000 non-vested Class A common shares were granted to executive officers of Allseas, with a grant date fair value of $1.310 per share, which will vest ratably over a two-year period commencing on December 31, 2015.

Share based compensation amounted to $2,536,702, $805,469 and $986,416 for the years ended December 31, 2012, 2013 and 2014, respectively and is included in general and administrative expenses.